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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.
Madison Mosaic Tax-Free National Fund
Portfolio of Investments – December 31, 2011 (unaudited)

LONG TERM MUNICIPAL BONDS - 98.4%	Par Value	Value (Note 1)
Alabama - 2.5%
Troy University, (ASSURED GTY) 4.125%, 11/1/23	$ 420,000	$ 446,981
Tuscaloosa Public Educational Building Authority, (ASSURED GTY) 6.375%, 7/1/28	295,000	343,106
		790,087
Arizona - 3.0%
City of Tempe AZ, 5%, 7/1/20	225,000	249,644
Glendale Western Loop 101 Public Facilites Corp, 6%, 7/1/24	525,000	548,562
Northern Arizona University, Certificate Participation (AMBAC) 5%, 9/1/23	150,000	157,126
		955,332
Arkansas - 1.7%
City of Fort Smith AR, (AGM) 5%, 10/1/21	175,000	207,576
Lake Hamilton School District No 5 of Garland County, General Obligation Ltd 3%, 4/1/21	320,000	332,774
		540,350
Florida - 10.7%
Emerald Coast Utilities Authority, (NATL-RE FGIC) 5%, 1/1/25	1,010,000	1,041,209
Highlands County Health Facilities Authority, 5%, 11/15/20	455,000	491,204
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	519,485
Peace River/Manasota Regional Water Supply Authority, (AGM) 5%, 10/1/23	750,000	801,000
State of Florida, General Obligation (ST GTD) 4.75%, 6/1/35	500,000	515,810
		3,368,708
Georgia - 6.6%
Augusta-Richmond County Coliseum Authority, (CNTY GTD) 5%, 10/1/23	670,000	805,394
City of Atlanta GA, (AGM) 5.75%, 11/1/30	300,000	372,588
Emanuel County Hospital Authority, (AMBAC CNTY GTD) 4.3%, 7/1/17	250,000	265,427
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	107,949
Gwinnett County Development Authority, Certificate Participation (NATL-RE) 5.25%, 1/1/18	225,000	269,874
Gwinnett County Development Authority, Certificate Participation (NATL-RE) 5.25%, 1/1/21	100,000	123,284
Private Colleges & Universities Authority, 5%, 9/1/38	130,000	138,304
		2,082,820
Illinois - 6.1%
County of Winnebago IL, General Obligation (NATL-RE) 5%, 12/30/24	1,000,000	1,075,340
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Ltd 3%, 12/1/21	495,000	521,487
Regional Transportation Authority, (AMBAC GO OF AUTH) 7.2%, 11/1/20	260,000	313,056
		1,909,883
Indiana - 5.6%
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY) 5.5%, 1/1/38	475,000	515,954
Western Boone Multi-School Building Corp, General Obligation (AGM ) 5%, 1/10/20	1,015,000	1,236,920
		1,752,874
Iowa - 0.7%
City of Bettendorf IA, General Obligation 5%, 6/1/30	210,000	233,568

Kentucky - 0.4%
Laurel County School District Finance Corp, (AGM SEEK) 4%, 6/1/16	110,000	122,077

Maryland - 2.3%
Maryland State Transportation Authority, (Escrowed To Maturity) 6.8%, 7/1/16	60,000	68,931
Montgomery County Revenue Authority, 5%, 5/1/31	600,000	671,538
		740,469
Massachusetts - 2.2%
Massachusetts School Building Authority, (AGM) 5%, 8/15/23	635,000	704,780

Michigan - 5.2%
Charles Stewart Mott Community College, General Obligation (NATL-RE) 5%, 5/1/18	720,000	792,000
Detroit City School District, General Obligation (FGIC Q-SBLF) 6%, 5/1/20	300,000	358,269
Redford Unified School District No 1, General Obligation (AMBAC Q-SBLF) 5%, 5/1/22	410,000	476,379
		1,626,648
Mississippi - 3.5%
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC) 7.75%, 2/1/14	500,000	574,410
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC) 8.5%, 2/1/13	500,000	521,415
		1,095,825
Missouri - 3.1%
City of O'Fallon MO, Certificate Participation (NATL-RE) 5.25%, 11/1/16	100,000	112,999
County of St Louis MO, (Escrowed To Maturity) 5.65%, 2/1/20	500,000	640,560
St Louis Industrial Development Authority, 6.65%, 5/1/16	200,000	238,776
		992,335
New Jersey - 4.0%
New Jersey State Turnpike Authority, (BHAC-CR FSA) 5.25%, 1/1/28	250,000	306,682
New Jersey State Turnpike Authority, (Escrowed To Maturity) (NATL-RE-IBC) 6.5%, 1/1/16	850,000	941,171
		1,247,853
New York - 3.6%
City of North Tonawanda NY, General Obligation 4%, 4/1/21	240,000	264,391
New York State Dormitory Authority, (BHAC-CR AMBAC) 5.5%, 7/1/31	250,000	312,892
Port Authority of New York & New Jersey, (GO OF AUTH) 5.375%, 3/1/28	455,000	549,690
		1,126,973
North Carolina - 7.1%
City of Raleigh NC, Certificate Participation 4.75%, 6/1/25	590,000	622,067
County of Dare NC, Certificate Participation (AMBAC) 5%, 6/1/23	600,000	615,024
North Carolina Medical Care Commission, (HUD SECT 8) 5.5%, 10/1/24	500,000	516,645
State of North Carolina, (ST APPROP) 4.5%, 5/1/27	200,000	224,614
University of North Carolina System, (NATL-RE) 5%, 10/1/15	215,000	242,842
		2,221,192
Ohio - 1.7%
County of Allen OH, 4.75%, 9/1/27	530,000	542,821

Pennsylvania - 4.4%
Lehigh County General Purpose Authority, (NATL-RE GO OF HOSP) 7%, 7/1/16	760,000	840,127
Pennsylvania Higher Educational Facilities Authority, (NATL-RE) 5%, 4/1/20	500,000	558,285
		1,398,412
South Carolina - 1.6%
York County School District No 1, General Obligation (SCSDE) 5%, 3/1/27	440,000	498,392

Texas - 14.2%
City of San Antonio TX, 5.125%, 5/15/29	500,000	565,425
City of Sugar Land TX, General Obligation Ltd 5%, 2/15/28	350,000	386,957
County of Harris TX, General Obligation Ltd (Prerefunded 10/01/18 @ 100) 5.75%, 10/1/24	250,000	322,298
Liberty Hill Independent School District, General Obligation (PSF-GTD) 5%, 8/1/26	410,000	471,156
Lower Colorado River Authority, (Escrowed To Maturity) (AMBAC) 6%, 1/1/17	305,000	377,187
Mueller Local Government Corp, 5%, 9/1/25	1,280,000	1,404,416
State of Texas, General Obligation 5%, 8/1/27	330,000	384,853
Sugar Land 4B Corp, (AGM) 4%, 2/15/19	500,000	563,850
		4,476,142
Virginia - 4.6%
City of Hopewell VA, General Obligation 5.875%, 7/15/34	500,000	556,295
Commonwealth of Virginia, General Obligation 5%, 6/1/27	150,000	174,545
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	265,000	285,029
Henry County Public Service Authority, (AGM) 5.25%, 11/15/15	150,000	170,358
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	254,853
		1,441,080
Washington - 2.0%
Grays Harbor County Public Utility District No 1, (AGM) 5.25%, 7/1/24	605,000	645,838

Wisconsin - 1.6%
State of Wisconsin, General Obligation 5%, 5/1/24	285,000	304,500
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	205,808
		510,308

TOTAL INVESTMENTS - 98.4% (Cost $29,159,470)		31,024,767
NET OTHER ASSETS AND LIABILITIES - 1.6%		491,331
TOTAL ASSETS - 100%		$ 31,516,098

AGM: Assured Guaranty Municipal Corp.
AMBAC: AMBAC Indemnity Corp.	-
ASSURED GTY: Assured Guaranty
BHAC-CR: Berkshire Hathaway Assuranty Corp.
CNTY GTD: County Guaranteed
FGIC: Financial Guaranty Insurance Co.
FSA: Financial Security Assurance
GO OF AUTH: General Obligation of the Authority
GO OF HOSP: General Obligation of the Hospital District
HUD SECTION 8: HUD Insured Multifamily Housing
IBC: Insured Bond Certificate
NATL-RE: National Public Finance Guarantee Corp.
PSF GTD: Permanent School Fund Guaranteed
Q-SBLF: Qualified School Board Loan Fund
SCSDE: South Carolina School District-Enhanced (State of SC's Intercept program)
SEEK: Support Education Excellence in Kentucky (State of KY's school district enhancement program for low income communities)
ST APPROP: State Appropriations
ST GTD: State Guaranteed

See Notes to Portfolio of Investments

Madison Mosaic Virginia Tax-Free Fund
Portfolio of Investments – December 31, 2011 (unaudited)

LONG TERM MUNICIPAL BONDS - 98.2%	Par Value	Value (Note 1)
Airport - 0.5%
Capital Region Airport Commission, (AGM) 5%, 7/1/20	$ 125,000	$ 136,296

Development - 5.4%
Loudoun County Industrial Development Authority, 5%, 6/1/31	500,000	557,105
Prince William County Industrial Development Authority, 5.25%, 2/1/18	675,000	812,254
		1,369,359
Education - 11.4%
Lexington Industrial Development Authority, 4.25%, 12/1/20	150,000	177,807
Prince William County Industrial Development Authority, 5%, 10/1/18	150,000	158,512
University of Virginia, 5%, 6/1/40	255,000	278,761
Virginia College Building Authority, 5%, 4/1/16	100,000	111,141
Virginia College Building Authority, 5%, 9/1/26	140,000	158,488
Virginia College Building Authority, (ST APPROP) 5%, 2/1/29	375,000	424,763
Virginia College Building Authority, (ST APPROP) 5%, 2/1/23	500,000	620,785
Virginia Polytechnic Institute & State University, (AMBAC) 5%, 6/1/14	400,000	435,932
Virginia Public School Authority, 5%, 8/1/27	350,000	394,356
Virginia Public School Authority, 5%, 12/1/18	100,000	116,107
		2,876,652
Facilities - 14.7%
Gloucester County Industrial Development Authority, (NATL-RE) 4.375%, 11/1/25	500,000	521,140
Henrico County Economic Development Authority, 5%, 10/1/18	170,000	206,538
Newport News Economic Development Authority, 5%, 7/1/25	745,000	810,731
Northwestern Regional Jail Authority, (NATL-RE) 5%, 7/1/19	50,000	54,694
Prince William County Park Authority, 4%, 4/15/24	320,000	339,482
Roanoke County Economic Development Authority, (ASSURED GTY) 5%, 10/15/16	400,000	465,312
Stafford County & Staunton Industrial Development Authority, (NATL-RE) 4.5%, 8/1/25	700,000	725,683
Stafford County & Staunton Industrial Development Authority, (XLCA) 5%, 8/1/21	315,000	350,173
Virginia Public Building Authority, 5.25%, 8/1/23	200,000	237,268
		3,711,021
General - 6.1%
Fairfax County Economic Development Authority, (NATL-RE) 5.25%, 9/1/19	500,000	501,205
County of Prince William VA, Certificate Participation (AMBAC) 5%, 6/1/22	750,000	809,812
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC) 5.5%, 8/1/27	100,000	130,626
Virgin Islands Public Finance Authority, (NATL-RE FGIC) 5%, 10/1/23	100,000	103,660
		1,545,303
General Obligation - 14.0%
City of Alexandria VA, General Obligation 5%, 1/1/16	200,000	233,342
County of Arlington VA, General Obligation 5%, 1/15/25	175,000	195,636
County of Henrico VA, General Obligation (Prerefunded 12/01/18 @ 100) 5%, 12/1/24	200,000	251,124
County of Henrico VA, General Obligation 5%, 7/15/25	150,000	177,753
City of Hopewell VA, General Obligation 5.875%, 7/15/34	500,000	556,295
Town of Leesburg VA, General Obligation 5%, 1/15/41	135,000	148,581
County of Loudoun VA, General Obligation (Prerefunded 12/01/17 @ 100) 5%, 12/1/18	165,000	202,013
County of Loudoun VA, General Obligation 5%, 10/1/13	220,000	231,383
County of Prince George VA, General Obligation (ASSURED GTY ) 5%, 2/1/20	200,000	235,144
City of Richmond VA, General Obligation (AGM) 5%, 7/15/23	750,000	803,265
Commonwealth of Virginia, General Obligation 5%, 6/1/26	300,000	345,474
Commonwealth of Virginia, General Obligation 5%, 6/1/27	150,000	174,544
		3,554,554
Medical - 9.4%
Augusta County Industrial Development Authority, 5.25%, 9/1/20	1,000,000	1,155,510
Charlotte County Industrial Development Authority/VA, 5%, 9/1/16	335,000	368,021
Henrico County Economic Development Authority, (NATL-RE) 6%, 8/15/16	260,000	278,632
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE) 6.125%, 7/1/17	500,000	582,820
		2,384,983
Multifamily Housing - 7.1%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	450,000	475,933
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	322,674
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	750,000	757,838
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	254,853
		1,811,298
Pollution - 4.4%
Southeastern Public Service Authority, (Escrowed To Maturity) (AMBAC) 5%, 7/1/15	635,000	708,063
Southeastern Public Service Authority, (Escrowed To Maturity) (AMBAC) 5%, 7/1/15	365,000	407,322
		1,115,385
Power - 3.8%
Chesterfield County Economic Development Authority, 5%, 5/1/23	565,000	633,241
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC) 5.25%, 7/1/24	290,000	338,108
		971,349
Transportation - 1.4%
Puerto Rico Highway & Transportation Authority, (ASSURED GTY) 5.25%, 7/1/34	100,000	107,295
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE FGIC) 5.25%, 7/15/22	60,000	76,028
Richmond Metropolitan Authority, (NATL-RE FGIC) 5.25%, 7/15/22	140,000	165,066
		348,389
Utilities - 3.9%
City of Richmond VA, (AGM) 4.5%, 1/15/33	940,000	977,262

Water - 16.1%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	231,494
Frederick-Winchester Service Authority, (AMBAC) 5%, 10/1/15	570,000	642,704
Hampton Roads Sanitation District, 5%, 4/1/33	250,000	271,132
Henry County Public Service Authority, (AGM) 5.25%, 11/15/13	700,000	751,744
Henry County Public Service Authority, (AGM) 5.25%, 11/15/15	150,000	170,358
City of Norfolk VA Water Revenue, (NATL-RE) 5.9%, 11/1/25	210,000	210,584
Upper Occoquan Sewage Authority, (NATL-RE) 5.15%, 7/1/20	1,000,000	1,260,830
Virginia Resources Authority, 5%, 10/1/27	300,000	352,002
Virginia Resources Authority, 5%, 11/1/31	160,000	173,066
		4,063,914

TOTAL INVESTMENTS - 98.2% (Cost $23,174,668)		24,865,765
NET OTHER ASSETS AND LIABILITIES - 1.8%		444,334
TOTAL ASSETS - 100%		$ 25,310,099

AGM: Assured Guaranty Municipal Corp.
AMBAC: AMBAC Indemnity Corp.
ASSURED GTY: Assured Guaranty	-
BHAC-CR: Berkshire Hathaway Assuranty Corp.
FGIC: Financial Guaranty Insurance Co.
MBIA-RE: MBIA Insurance Corp.
NATL-RE: National Public Finance Guarantee Corp.
ST APPROP: State Appropriations
XLCA: XL Capital Assuranty
See Notes to Portfolio of Investments.

Notes to Portfolio of Investments

1. Portfolio Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Each fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)
Level 3 – Significant Unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended December 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of December 31, 2011, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used s of December 31, 2011 in valuing the funds’ investments carried at fair value.

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Value at 12/31/11
National Fund
Long Term Municipal Bonds	$ -	$ 31,024,767	$ -	$ 31,024,767
Total	$ -	$ 31,024,767	$ -	$ 31,024,767

Virginia Fund
Long Term Municipal Bonds	$ -	$ 24,865,765	$ -	$ 24,865,765
Total	$ -	$ 24,865,765	$ -	$ 24,865,765

The funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. There were no transfers between classification levels during the period ended December 31, 2011.

Derivatives: The Funds adopted guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date: February 27, 2012

By:  (signature)

Greg Hoppe, Principal Financial Officer

Date: February 27, 2012